Derivative Financial Instruments - Summary of Remaining Term to Maturity of Notional Amounts of Bank's Derivative Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Notional amount	$ 6,067,092	$ 5,621,376
Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	4,787,260	4,380,334
Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	123,348	111,065
Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	219,841	606,226
Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	4,361,426	3,605,486
Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	40,860	28,214
Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	41,785	29,343
Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,045,730	1,013,663
Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	15,798	9,548
Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	570,175	536,375
Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	16,256	34,012
Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	16,495	32,800
Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount	427,006	400,928
Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount	234,102	227,379
Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount	145,352	128,024
Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amount	27,421	34,151
Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount	61,329	65,204
Within one year [member]
Disclosure of financial assets [line items]
Notional amount	2,450,665	2,478,771
Within one year [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,741,909	1,777,411
Within one year [member] | Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	68,444	63,381
Within one year [member] | Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	172,600	493,676
Within one year [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,461,005	1,204,974
Within one year [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	22,432	9,596
Within one year [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	17,428	5,784
Within one year [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount	551,205	550,583
Within one year [member] | Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	9,032	7,144
Within one year [member] | Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	116,067	111,610
Within one year [member] | Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	12,215	28,329
Within one year [member] | Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	14,373	29,989
Within one year [member] | Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount	399,518	373,511
Within one year [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount	157,551	150,777
Within one year [member] | Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount	102,031	81,897
Within one year [member] | Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amount	15,554	19,910
Within one year [member] | Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount	39,966	48,970
One to 5 years [member]
Disclosure of financial assets [line items]
Notional amount	2,514,696	2,163,856
One to 5 years [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	2,120,854	1,803,940
One to 5 years [member] | Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	54,787	47,648
One to 5 years [member] | Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	46,433	105,747
One to 5 years [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,989,045	1,617,615
One to 5 years [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	15,694	17,011
One to 5 years [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	14,895	15,919
One to 5 years [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount	321,704	289,972
One to 5 years [member] | Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	6,382	2,404
One to 5 years [member] | Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	287,705	256,789
One to 5 years [member] | Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	3,976	5,615
One to 5 years [member] | Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	2,115	2,811
One to 5 years [member] | Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount	21,526	22,353
One to 5 years [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount	72,138	69,944
One to 5 years [member] | Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount	43,146	45,083
One to 5 years [member] | Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amount	7,810	8,965
One to 5 years [member] | Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount	21,182	15,896
Over 5 years [member]
Disclosure of financial assets [line items]
Notional amount	1,101,731	978,749
Over 5 years [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	924,497	798,983
Over 5 years [member] | Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	117	36
Over 5 years [member] | Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	808	6,803
Over 5 years [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	911,376	782,897
Over 5 years [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	2,734	1,607
Over 5 years [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	9,462	7,640
Over 5 years [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount	172,821	173,108
Over 5 years [member] | Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	384
Over 5 years [member] | Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	166,403	167,976
Over 5 years [member] | Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	65	68
Over 5 years [member] | Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	7
Over 5 years [member] | Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount	5,962	5,064
Over 5 years [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount	4,413	6,658
Over 5 years [member] | Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount	175	1,044
Over 5 years [member] | Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amount	4,057	5,276
Over 5 years [member] | Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount	$ 181	$ 338